As filed with the Securities and Exchange Commission on June 3, 2022
Securities Act File No. 333-264440

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1 ☒

Post-Effective Amendment No. ☐

________________________________

Cantor Select Portfolios Trust

(Exact Name of Registrant as Specified in Charter)

110 E. 59th Street, New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

212.915.1722
(Registrant’s Telephone Number, including Area Code)

Corporation Services Company

251 Little Falls Drive

Wilmington, Delaware 19808

New Castle County
(Name and Address of Agent for Service)

________________________________

Terrence O. Davis Greenberg Traurig, LLP 3333 Piedmont Road, NE Suite 2500 Atlanta, GA 30305	Tanya L. Boyle Greenberg Traurig, LLP 2200 Ross Avenue Suite 5200 Dallas, TX 75201

________________________________

Title of securities being registered: Shares of a class of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

COMBINED PROXY STATEMENT AND PROSPECTUS

FOR THE REORGANIZATION OF

Delaware Growth Equity Fund
(a series of Delaware Group® Equity Funds IV)

INTO
Cantor Growth Equity Fund
(a series of Cantor Select Portfolios Trust)

June 10, 2022

PROXY MATERIALS

Delaware Growth Equity Fund
a series of Delaware Group® Equity Funds IV

100 Independence

610 Market Street

Philadelphia, PA 19106

June 10, 2022

Dear Shareholder,

A special meeting of shareholders of Delaware Growth Equity Fund (“Existing Fund”), a series of Delaware Group Equity Funds IV (“DGEF”), is to be held virtually at 1:00pm Eastern time on July 22, 2022 (“Special Meeting”). We are sending this information to you because you are a shareholder of record of the Existing Fund as of June 1, 2022.

The Special Meeting has been called to consider an important proposal affecting the Existing Fund. The Board of Trustees of DGEF has approved an Agreement and Plan of Reorganization (“Reorganization Agreement”) where the Existing Fund would be reorganized (“Reorganization”) into a newly formed fund, the Cantor Growth Equity Fund (“New Fund”), a series of Cantor Select Portfolios Trust (“New Trust”). Following the Reorganization, Smith Group Asset Management, LLC (“Smith”), the sub-adviser to the Existing Fund, will remain the sub-adviser to the New Fund. Shareholders of the Existing Fund will receive shares of the New Fund in a transaction that is intended to be a tax-free transaction under the Internal Revenue Code of 1986, as amended. At the Special Meeting, you will be asked to vote on the Reorganization Agreement.

The Board of Trustees of DGEF has unanimously approved and recommends that you vote “FOR” the Agreement.

If Existing Fund shareholders approve the Reorganization, the Reorganization will take effect on or about the close of business on September 16, 2022. At that time, the shares of the Existing Fund that you currently own would, in effect, be exchanged on a tax-free basis for shares of the New Fund with the same aggregate value.

A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed. More information on the New Fund, reasons for the proposed Reorganization and benefits to the Existing Fund’s shareholders is contained in the enclosed Proxy Statement. You should review the Proxy Statement carefully and retain it for future reference. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be. Thank you for your participation in this important initiative.

By Order of the Board of Trustees of, Delaware Group Equity Funds IV Shawn K. Lytle President

June 10, 2022

DELAWARE GROUP® EQUITY FUNDS IV
Delaware Growth Equity Fund

100 Independence

610 Market Street

Philadelphia, PA 19106

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF DELAWARE GROWTH EQUITY FUND
TO BE HELD July 22, 2022

To the Shareholders of Delaware Growth Equity Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (“Special Meeting”) of Delaware Growth Equity Fund (“Existing Fund”), a series of Delaware Group Equity Funds IV (“DGEF”), is to be held virtually at 1:00pm Eastern time on July 22, 2022 to vote on the following proposal (“Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1.

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between DGEF on behalf of the Existing Fund and Cantor Select Portfolios Trust (“New Trust”) on behalf of the Cantor Growth Equity Fund (“New Fund”) providing for: (i) the acquisition of all the assets and liabilities of the Existing Fund by the New Fund in exchange for corresponding classes of shares of the New Fund; (ii) the distribution of such classes of shares of the New Fund to shareholders of the corresponding classes of the Existing Fund; and (iii) the liquidation and termination of the Existing Fund.

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Reorganization Agreement provides for the reorganization of the Existing Fund into the newly formed New Fund (“Reorganization”) . Following the Reorganization, the New Fund will be managed by Cantor Fitzgerald Investment Advisors, L.P. with Smith Group Asset Management, LLC continuing to serve as the sub-adviser. If shareholders of the Existing Fund approve the Reorganization Agreement, and certain other closing conditions are satisfied or waived, the shareholders of the Existing Fund will become shareholders of the New Fund.

If the Reorganization is not approved by the shareholders of the Existing Fund or does not close for any other reason, such shareholders will remain shareholders of the Existing Fund, and the Existing Fund will continue to operate. The Board of Trustees of DGEF then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Existing Fund. If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any chairperson of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.

Shareholders of record as of the close of business on June 1, 2022 are entitled to notice of, and to vote at, the Special Meeting and any adjournment of the Meeting (the “Record Date”).

Due to the impacts of coronavirus (COVID-19) and to support the health and well-being of our shareholders, employees, and community, the Special Meeting will be conducted exclusively via audio teleconference. Any shareholder wishing to participate in the Special Meeting telephonically can do so. If you were a record holder of the Existing Fund’s shares as of the Record Date, please email our proxy solicitor, Di Costa Partners, at meetinginfo@dicostapartners.com no later than 2:00pm Eastern Time on July 21, 2022 to register. Please include the Existing Fund’s name in the subject line and provide your name and address in the body of the e-mail. Di Costa Partners will then e-mail you the conference call dial-in information and instructions for voting during the Special Meeting. If you held Fund shares through an intermediary, such as a broker-dealer, as of the Record Date, and you want to participate in the Special Meeting, please e-mail Di Costa Partners at meetinginfo@dicostapartners.com no later than 2:00pm Eastern Time on July 21, 2022 to register. Please include the Existing Fund’s name in the subject line and provide your name, address and proof of ownership (such as a brokerage statement) as of the Record Date from your intermediary. Please be aware that if you wish to vote at the Special Meeting you must first obtain a legal proxy from your intermediary reflecting the Existing Fund’s name, the number of Fund shares you held and your name and e-mail address. You may forward an e-mail from your intermediary containing the legal proxy or e-mail an image of the legal proxy to Di Costa Partners at meetinginfo@dicostapartners.com and put “Legal Proxy” in the subject line. Di Costa Partners will then e-mail you the conference call dial-in information and instructions for voting during the Special Meeting. The conference call dial-in number will only be active for the date and time of the Special Meeting.

If you have any questions prior to the Special Meeting or need technical assistance during the meeting with dialing in, hearing, or being heard, please call Di Costa Partners at the phone number provided below.

Whether or not you plan to attend the Special Meeting via audio teleconference, your vote is needed.

Attendance at the Special Meeting will be limited to shareholders of the Existing Fund as of the close of business on June 1, 2022. You are entitled to receive notice of, and to vote at, the Special Meeting and any adjournment of the Special Meeting, even if you no longer hold shares of the Existing Fund. Your vote is important no matter how many shares you own. It is important that your vote be received no later than the time of the Special Meeting.

Voting is quick and easy. Everything you need is enclosed. You may vote by completing and returning your proxy card in the enclosed postage-paid return envelope, by calling the toll-free telephone number listed on the enclosed proxy card, or by visiting the Internet website listed on the enclosed proxy card. You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card you receive. If we do not hear from you, our proxy solicitor, Di Costa Partners, may contact you. This will ensure that your vote is counted even if you cannot or do not wish to attend the Special Meeting. If you have any questions about the proposals or how to vote, you may call Di Costa Partners at 888-301-3781 and a representative will assist you.

By Order of the Board of Trustees of Delaware Group Equity Funds IV, Shawn K. Lytle President

Important Notice Regarding the Availability of Proxy Materials for the Meeting:
The Notice of Special Meeting of Shareholders and Proxy Statement are available at www.delawarefunds.com/growthequity-proxy.

We urge you to review carefully the Reorganization proposal in the Proxy Statement. Then, fill out the proxy card and return it to us so that we know how you would like to vote. When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitation or mailings may be avoided. If you have any questions or would like to quickly vote your shares, call Di Costa Partners, our proxy solicitor, toll free at 888-301-3781.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Combined Proxy Statement and Prospectus (“Proxy Statement”), below is a brief overview of the proposal, which will require your vote.

Q.	What are shareholders being asked to vote on at the upcoming Special Meeting on July 22, 2022?
A.	The Board of Trustees of Delaware Group® Equity Funds IV (“DGEF”) has called the Special Meeting at which you will be asked to vote on the reorganization (“Reorganization”) of Delaware Growth Equity Fund (“Existing Fund”) into the Cantor Growth Equity Fund (“New Fund”).
Q.	Has the Board approved the Reorganization?
A.	The Board of Trustees of DGEF unanimously approved the Reorganization. The Board of Trustees of DGEF has determined that the Reorganization is in the best interests of the shareholders of the Existing Fund and recommends that you vote in favor of the Reorganization.
Q.	Why is the Reorganization being proposed?
A.	The Existing Fund’s investment advisor, Delaware Management Company (“DMC”) believes that the Existing Fund may not be able to retain the current assets if the sub-advisor were to be terminated or otherwise removed from the Existing Fund due to the historical relationship between the management team of the Sub-Advisor and the underlying shareholders of the Existing Fund.
Q.	What will happen to my existing shares?
A.	Your shares of the Existing Fund will be exchanged for shares of the New Fund. You will not pay any sales charges in connection with the Reorganization. Although the price of the new shares of the New Fund may be different from the price of your current shares of the Existing Fund, the new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.
Q.	How do the investment objective and principal strategies of the Existing Fund and the New Fund compare?
A.	The investment objective and principal investment strategies of the Existing Fund and the New Fund are substantially the same; however, the New Fund’s principal investment strategies have been updated to include more detail. Both Funds seek long-term growth of capital.
Q.	Will I incur any transaction costs as a result of the Reorganization?
A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.
Q.	What is the timetable for the Reorganization?
A.	If approved by shareholders of record at the Special Meeting, the Reorganization is expected to occur on or about the close of business on September 16, 2022.
Q.	Who will pay for the Reorganization?
A.	The expenses of the proxy solicitation and shareholder meeting, including legal expenses, printing, packaging and postage, will be paid by the Existing Fund’s investment adviser, DMC, and the New Fund’s investment adviser, Cantor Fitzgerald Investment Advisors, L.P. (“Cantor”). Neither the Existing Fund nor the New Fund will bear these costs, whether or not the Reorganization is consummated.

Q.	Will the Reorganization create a taxable event for me?
A.	The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. The Existing Fund and its shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.
Q.	Will the Reorganization result in higher fees for shareholders?
A.	The Reorganization will not result in higher fees for shareholders.
Q.	What happens if the Reorganization is not approved?
A.	If the Reorganization is not approved by the shareholders of the Existing Fund or does not close for any other reason, such shareholders will remain shareholders of the Existing Fund, and the Existing Fund will continue to operate. The Board of Trustees of DGEF then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Existing Fund.
Q.	How will shareholder voting be handled?
A.	Shareholders who own shares of the Existing Fund at the close of business on June 1, 2022 will be entitled to vote at the Special Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Reorganization requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Existing Fund; or (ii) 67% or more of the outstanding shares of the Existing Fund present at or represented by proxy at the Special Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy. Di Costa Partners has been retained by the Existing Fund to solicit, collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Proxy Statement. You may cast your vote by completing, signing and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions if your account is eligible. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Special Meeting. You may also attend the Special Meeting and cast your vote in person at the Special Meeting via audio teleconference.

Due to the impacts of coronavirus (COVID-19) and to support the health and well-being of our shareholders, employees, and community, the Special Meeting will be conducted exclusively via audio teleconference. Any shareholder wishing to participate in the Special Meeting telephonically can do so. If you were a record holder of the Existing Fund shares as of June 1, 2022, please send an e-mail to the Existing Fund’s proxy solicitor, Di Costa Partners, at meetinginfo@dicostapartners.com no later than 2;00pm Eastern Time on July 21, 2022 to register. Please include the Existing Fund’s name in the subject line and provide your name and address in the body of the e-mail. Di Costa Partners will then e-mail you the conference call dial-in information and instructions for voting during the Special Meeting. If you held Existing Fund shares through an intermediary, such as a broker-dealer, as of June 1, 2022, and you want to participate in the Special Meeting, please e-mail Di Costa Partners at meetinginfo@dicostapartners.com no later than 2:00pm Eastern Time on July 21, 2022 to register. Please include the Existing Fund’s name in the subject line and provide your name, address and proof of ownership (such as a brokerage statement) as of June 1, 2022 from your intermediary. Please be aware that if you wish to vote at the Special Meeting you must first obtain a legal proxy from your intermediary reflecting the Existing Fund’s name, the number of Existing Fund shares you held and your name and e-mail address. You may forward an email from your intermediary containing the legal proxy or e-mail an image of the legal proxy to Di Costa Partners at meetinginfo@dicostapartners.com and put “Legal Proxy” in the subject line. Di Costa Partners will then email you the conference call dial-in information and instructions for voting during the Special Meeting. The conference call dial-in number will only be active for the date and time of the Special Meeting. If you have any questions prior to the Special

Meeting or need technical assistance during the meeting with dialing in, hearing, or being heard, please call Di Costa Partners at 888-301-3781. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Special Meeting.

Q.	Who should I call with questions about this proxy?
A.	If you have any questions about the Reorganization, Reorganization Agreement, Proxy Statement or the proxy card, please do not hesitate to call 888-301-3781.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
YOUR VOTE IS VERY IMPORTANT!

COMBINED PROXY STATEMENT/PROSPECTUS

June 10, 2022

FOR THE REORGANIZATION OF
Delaware Growth Equity Fund
a series of Delaware Group® Equity Funds IV

Class A FICGX
Institutional Class FICHX

Class R6 FICIX

100 Independence

610 Market Street

Philadelphia, PA 19106

800 523-1918

____________________

IN EXCHANGE FOR SHARES OF

Cantor Growth Equity Fund
a series of Cantor Select Portfolios Trust

Class A FICGX
Institutional Class FICHX

Class R6 FICIX

110 E. 59th Street
New York, NY 10022

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being furnished to shareholders of the existing Delaware Growth Equity Fund (the “Existing Fund”), a series of Delaware Group Equity Funds IV (“DGEF”), in connection with a proposal to approve an Agreement and Plan of Reorganization ( “Reorganization Agreement”) by and between DGEF, on behalf of the Existing Fund, and Cantor Select Portfolios Trust (“New Trust”), on behalf of the Cantor Growth Equity Fund (“New Fund”), a series of the New Trust, at a Special Meeting of Shareholders (“Special Meeting”) of the Existing Fund to be held virtually on July 22, 2022, at 1:00pm Eastern time. At the Special Meeting, shareholders of the Existing Fund will be asked to consider the following proposals:

Proposals

1.	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between DGEF, on behalf of the Existing Fund and the New Trust, on behalf of the New Fund providing for: (i) the acquisition of all the assets and liabilities of the Existing Fund by the New Fund in exchange for corresponding classes of shares of the New Fund; (ii) the distribution of such classes of shares of the New Fund to shareholders of the corresponding classes of the Existing Fund; and (iii) the liquidation and termination of the Existing Fund
2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Reorganization Agreement provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund. In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of each corresponding class of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers (the “Reorganization”). These transfers are expected to occur on or about the close of business on September 16, 2022 (the “Closing Date”).

Immediately after the transfer of the Existing Fund’s assets and liabilities, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund on the Closing Date of the Reorganization will receive a number of shares of a class of the New Fund with the same aggregate value as the shareholder had in the shares of the corresponding class of the Existing Fund immediately before the Reorganization. On the Closing Date of the Reorganization, shareholders of the Existing Fund will become shareholders of the New Fund. If the Reorganization is not approved by the shareholders of the Existing Fund or does not close for any other reason, such shareholders will remain shareholders of the Existing Fund, and the Existing Fund will continue to operate. The Board of Trustees of DGEF (“DGEF Board”) then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Existing Fund. A copy of the Reorganization Agreement is attached as Exhibit A. Each of DGEF and the New Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and a Delaware statutory trust. Smith Group Asset Management, LLC (“Smith”) is the sub-adviser to the Existing Fund and will be the sub-adviser to the New Fund. Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), serves as the investment adviser for the Existing Fund. Cantor Fitzgerald Investment Advisors, L.P. (“Cantor”) will serve as the investment adviser to the New Fund. Certain of the Funds’ other service providers are listed below.

	Existing Fund	New Fund
Administrator	The Bank of New York Mellon	Ultimus Fund Solutions, LLC
Transfer Agent	Delaware Investments Fund Services Company	Ultimus Fund Solutions, LLC
Fund Accountant	The Bank of New York Mellon	Ultimus Fund Solutions, LLC
Distributor	Delaware Distributors, L.P.	Ultimus Fund Distributors, LLC

The Existing Fund and New Fund each have the identical investment objective to seek long-term growth of capital.

This Proxy Statement contains information you should know before voting on the proposed Reorganization. Please read this Proxy Statement and keep it for future reference. If you need additional copies of this Proxy Statement, please contact the Existing Fund at 800 523-1918. Additional copies of this Proxy Statement will be delivered to you promptly upon request. For a free copy of the Existing Fund’s annual report for the fiscal year ended September 30, 2021, please contact the Existing Fund at 800 523-1918 or visit the Existing Fund’s website www.delawarefunds.com/products/fund-literature or write to the Delaware Growth Equity Fund at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service.

This Proxy Statement sets forth concisely the information that a shareholder of the Existing Fund should know before voting on the Reorganization and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated in whole or in part by reference. (That means that those documents are considered legally to be part of this Proxy Statement.) For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Existing Fund dated January 28, 2022 (File No. 033-00442), which has been filed with the SEC and is incorporated by reference into this Proxy Statement. For a detailed discussion of the investment objectives, policies, risks and restrictions of the New Fund, see the Prospectus3 for the New Fund dated April 26, 2022 (File No. 333-262101), which has been filed with the SEC and is incorporated by reference into this Proxy Statement. A Statement of Additional Information for the Existing Fund dated January 28, 2022 (File No. 033-00442), has been filed with the SEC, and is incorporated by reference into this Proxy Statement. A Statement of Additional Information4 for the New Fund dated April 26, 2022 (File No. 333-262101), has been filed with the SEC, and is incorporated by reference into this Proxy Statement.

The Existing Fund’s Prospectus dated January 28, 2022, Annual Report to Shareholders for the fiscal year ended September 30, 2021, containing audited financial statements, have been previously mailed to shareholders. Copies of these documents as well as the Existing Fund’s Statement of Additional Information are available upon request and without charge by calling 800 523-1918 or visiting the Existing Fund’s website www.delawarefunds.com/products/fund-literature or writing to the Delaware Growth Equity Fund at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service. A copy of the New Fund’s Prospectus is included herewith, and the New Fund’s Statement of Additional Information is available upon request and without charge by calling the toll-free at 800 523-1918 or at www.sec.gov.

This Proxy Statement will be mailed on or about June 10, 2022, to shareholders of record of the Existing Fund as of June 1, 2022 (the “Record Date”).

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.

Table of Contents

SYNOPSIS	1
The Reorganization	1
A General Description of The Funds	2
Investment Objectives and Investment Strategies	2
The Fund’s Performance.	6
Investment Limitations	6
The Funds’ Purchase, Exchange and Redemption Procedures	6
Purchase Procedures.	8
Redemption Procedures.	9
PRINCIPAL RISKS OF INVESTING IN THE FUNDS	13
FEES AND EXPENSES	16
FUND MANAGEMENT	17
INFORMATION RELATING TO THE REORGANIZATION	19
Description of the Reorganization	19
Costs of Reorganization	20
Federal Income Taxes	20
Capitalization	22
REASONS FOR THE REORGANIZATION	22
SHAREHOLDER RIGHTS	23
General Shareholder Rights	23
Taxes	24
INFORMATION ABOUT THE EXISTING FUND AND NEW FUND	25
VOTING MATTERS	25
General Information	25
Voting Rights and Required Vote	26
NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.	27
Record Date and Outstanding Shares	27
Security Ownership of Certain Beneficial Owners and Management	27
OTHER BUSINESS	28
SHAREHOLDER INQUIRIES	28
EXHIBIT A	A-1
EXHIBIT B	B-1

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objective, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Existing Fund with those of the New Fund. This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement or incorporated by reference into this Proxy Statement. Shareholders should read this entire Proxy Statement carefully. For more complete information, please read the Prospectuses for the Existing Fund and the New Fund (each a “Fund” and together the “Funds”). The prospectus for the New Fund accompanies this Proxy Statement.

The Reorganization

Background. Shareholders of the Existing Fund are being asked to approve the Reorganization Agreement that provides for the Reorganization of the Existing Fund into the New Fund, a newly-created series of the New Trust, which has the same investment objective and substantially similar investment strategies as the Existing Fund.

Pursuant to the Reorganization Agreement, the Existing Fund will transfer all of its assets and liabilities to the New Fund in exchange solely for shares of the New Fund. The Existing Fund will then distribute the New Fund shares that it receives to its shareholders in complete liquidation of the Existing Fund. Class A shareholders of the Existing Fund will receive Class A shares of the New Fund, Institutional Class shareholders of the Existing Fund will receive Institutional Class shares of the New Fund, and Class R6 shareholders of the Existing Fund will receive Class R6 shares of the New Fund. The result of the Reorganization is that shareholders of the Existing Fund will become shareholders of the New Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization. There will be no repositioning of the Exiting Fund’s portfolio in connection with the Reorganization.

If the Reorganization is not approved by the shareholders of the Existing Fund or does not close for any other reason, such shareholders will remain shareholders of the Existing Fund, and the Existing Fund will continue to operate. The DGEF Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Existing Fund.

The DGEF Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Existing Fund and its shareholders, and that the interests of shareholders in the Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization. The DGEF Board recommends that you vote FOR approval of the Reorganization. A discussion of the factors that the DGEF Board considered before approving the Reorganization is included in the section “Reasons for the Reorganization.”

Tax Consequences. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. As a condition of the Reorganization, the Existing Fund and New Fund must receive an opinion of counsel to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that shareholders of the Existing Fund and the Existing Fund will not recognize a gain or loss as a direct result of the Reorganization of the Existing Fund, and that the holding period and aggregate tax basis of shares of the New Fund received by shareholders of the Existing Fund will be same as the holding period and aggregate tax basis of shares of the Existing Fund surrendered in the Reorganization. Prior to the consummation of the Reorganization, a shareholder may redeem its Exiting Fund shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes.

Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences. Except in the normal course of managing the Existing Fund, the Existing Fund’s adviser does not intend to sell any securities prior to the Reorganization.

Special Considerations and Risk Factors. The investment objective, principal investment strategies, and investment policies of the Existing Fund and the New Fund are identical. For a comparison of each Fund’s investment objectives and principal investment strategies, see “Investment Objective and Investment Strategies” below. For a more complete discussion of the risks associated with the respective Funds, see “Principal Risks of Investing in the Funds” below.

1

A General Description of The Funds

The New Trust is an open-end management investment company organized as a Delaware statutory trust on December 16, 2021. The New Fund is a series of the New Trust. DGEF is an open-end management investment company was originally organized as a Maryland corporation in 1985 and was subsequently re-domiciled as a Delaware statutory trust on December 17, 1999. The Existing Fund is a series of DGEF. The Existing Fund offers three classes of shares, designated Class A, Institutional Class, and Class R6. The New Fund also offers Class A, Institutional Class, and Class R6 shares. If the Reorganization is approved, Class A shareholders of the Existing Fund will receive Class A shares of the New Fund, Institutional Class shareholders of the Existing Fund will receive Institutional Class shares of the New Fund, and Class R6 shareholders of the Existing Fund will receive Class R6 shares of the New Fund.

Investment Objectives and Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Existing Fund with those of the New Fund. This section also describes the key differences, if any, between the Funds. Please be aware that this is only a brief discussion. More complete information regarding each Fund may be found in the applicable Fund’s prospectus.

	Existing Fund	New Fund	Comparison
Investment Objective	The Existing Fund seeks long-term growth of capital.	The New Fund seeks long-term growth of capital.	The investment objective of the Existing Fund and the New Fund is identical.
Principal Investment Strategies

The Existing Fund invests in a portfolio of approximately 35-45 common stocks that the Existing Fund’s sub-advisor, Smith, believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial and earnings quality factors. The Existing Fund will generally invest primarily in U.S. companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities. Under the general supervision of the Advisor, the New Fund invests in a portfolio of approximately 35-45 common stocks that the New Fund’s sub-advisor, Smith, believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.

Beginning with a universe of the largest approximately 1,000 U.S. based companies by market capitalization,

The principal investment strategies of the Existing Fund and the New Fund are substantially the same other than additional explanatory details regarding the strategy that were added to the New Fund’s strategy disclosure, and the New Fund has an explicit policy regarding investing at least 80% of its net assets in equity securities whereas the Existing Fund does not.
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Existing Fund	New Fund	Comparison

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in earnings expectations for the company and evaluation of earnings quality. Smith then constructs the Existing Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, deterioration of financial and earnings quality or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the Existing Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

which include large, mid, and small capitalization companies, the Sub-Advisor’s investment team uses screens primarily based on earnings growth potential, valuation, financials, and earnings quality factors to narrow the candidate universe. The Sub-Advisor’s earnings quality screen is intended to assess the sustainability of a company’s growth, which the Sub-Advisor believes will allow for a company to experience an extended period of improving earnings growth. In assessing the sustainability of a company’s growth, the Sub-Advisor includes an analysis of the company’s financial condition including the relationship of operating cash flow to reported net income; balance sheet accruals, which includes an assessment of the individual components of working capital in addition to select operating asset/liability accounts; asset utilization; and returns on capital. Through this analysis, the Sub-Advisor is seeking to invest in companies with improving returns that, over time, will be converted to higher growth rates. The New Fund will generally invest primarily in U.S. companies.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80 - 100

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Existing Fund	New Fund	Comparison

eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in earnings expectations for the company and evaluation of earnings quality. Smith then constructs the New Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, deterioration of financial and earnings quality or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the New Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

For a discussion of the risks of investing in each Fund, please see PRINCIPAL RISKS OF INVESTING IN THE FUNDS in this Proxy Statement.

The Fund’s Performance.

The New Fund is a newly-formed “shell” fund that has not yet commenced operations, and, therefore, has no performance history predating the Reorganization. The New Fund has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of the Existing Fund and continue the business of the Existing Fund. Therefore, after the Reorganization, the Existing Fund will remain the accounting survivor and performance

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survivor. This means that the New Fund will continue to show the historical investment performance and returns of the Existing Fund (even after liquidation). The New Fund will be the legal survivor of the Reorganization.

Investment Limitations

The Funds’ fundamental investment limitations are identical except that the New Fund’s policy regarding concentrating in the securities of issuers primarily engaged in the same industry does not include an exception for tax-exempt obligations like is included in the Existing Fund’s limitation.

The Funds’ Purchase, Exchange and Redemption Procedures

Each Fund’s purchase and redemption procedures and policies regarding frequent trading as well as other features related to investing in the Funds are materially similar and summarized below. The Existing Fund offers an exchange privilege but the New Fund as currently the sole series of the New Trust, does not offer a similar exchange feature. The polices of each Fund with respect to valuation and dividends are also materially similar. A more complete description of each Fund’s policies and procedures can be found in the applicable Fund’s Prospectus.

Share Classes

Each Fund offers three classes of shares: Class A, Institutional Class, and Class R6. The features of each share class including sales charges, waivers, minimum investments, and 12b-1 fees are the same for the New Fund as for the Existing Fund. For information on the attributes of the classes of shares, see the New Fund’s Prospectus that accompanies this Proxy Statement.

Pricing Fund Shares

Each Fund’s share price (also called “net asset value” or “NAV”) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00pm Eastern time) every day the New York Stock Exchange (“NYSE”) is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after purchase or sale orders are received in proper form by each Fund or its authorized agents.

Existing Fund:

The price you pay for shares will depend on when the Existing Fund receives your purchase order. If your order is received by an authorized agent or the Existing Fund before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will pay that day’s closing Existing Fund share price, which is based on the Existing Fund’s NAV. If the NYSE has an unscheduled early close, the Existing Fund will continue to accept your order until that day’s scheduled close of the NYSE, and you will pay that day’s closing Existing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Existing Fund share price. The Existing Fund reserves the right to reject any purchase order.

The Existing Fund determines the NAV per share for each class of the Existing Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Existing Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Existing Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of the Existing Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. The Existing Fund generally prices securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. The Existing Fund prices fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the DGEF Board. For all other securities, the Existing Fund uses methods approved by the DGEF Board that are designed to price securities at their fair market values.

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When the Existing Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Existing Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Existing Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Existing Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Existing Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Existing Fund values its securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Existing Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The DGEF Board has delegated responsibility for valuing the Existing Fund’s assets to a Pricing Committee of DMC, which operates under the policies and procedures approved by the DGEF Board and is subject to the DGEF Board’s oversight.

New Fund:

The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received, subject to the order being accepted by the New Fund or its designated agent in good form. An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount. The New Fund’s NAV per share of the New Fund is calculated by dividing the value of the New Fund’s total assets less liabilities (including Fund expenses, which are accrued daily) by the total number of outstanding shares. To the extent that the New Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the New Fund does not price shares, the NAV of the New Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares. The NAV per share of the New Fund is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00pm Eastern time. The New Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the New Fund’s shares will not be priced on the holidays listed in the SAI. See the section titled “Net Asset Value” in the New Fund’s SAI for more detail.

The pricing and valuation of portfolio securities is determined in good faith by a valuation committee in accordance with the New Fund’s policies and procedures established by, and under the direction of, the Board of Trustees of the New Trust (“New Trust Board”). In determining the value of the New Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Instruments with maturities in excess of 60 days are valued at prices provided by a third-party pricing source. The New Fund normally uses third-party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the New Fund’s’ normal pricing procedures are valued at fair value in good faith by either an ad hoc valuation committee of the New Trust Board or Cantor in accordance with procedures established by, and under the supervision of, the Board. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the New Fund’s NAV calculation.

Pursuant to the policies adopted by the New Trust Board, Cantor consults with the New Fund’s administrator on a regular basis regarding the need for fair value pricing. Cantor is responsible for notifying the New Trust Board (or the New Fund’s valuation committee) when it believes that fair value pricing is required for a particular security. The New Fund’s policies regarding fair value pricing are intended to result in a calculation of the New Fund’s NAV that

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fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the New Fund’s normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the New Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the New Fund’s normal pricing procedures. The performance of the New Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the New Fund’s normal pricing procedures. To the extent the New Fund invests in other open-end investment companies that are registered under the 1940 Act, the New Fund’s NAV calculations are based upon the NAV reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Comparison: The pricing policies for the Existing Fund and the New Fund have no material differences.

Purchase Procedures.

Each Fund prices direct purchases with the transfer agent based upon the next determined offering price (net asset value plus applicable sales load) or net asset value after the shareholder’s order is received. Direct purchase orders received by the Existing Fund and the New Fund by the close of the regular session of trading on the NYSE, generally 4:00pm, Eastern time, are effected at that day’s public offering price or NAV.

Both the Existing Fund and the New Fund have authorized broker-dealers and other financial institutions (including their designated intermediaries) who have entered into selling agreements with the Fund’s distributor to accept on their behalf purchase and sell orders. Each Fund is deemed to have received an order when the authorized person or designee receives the purchase order, and the purchase order is processed at the NAV next calculated thereafter.

Automatic Investment Plan. Each Fund permits you to make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution and each Fund allows minimum investments of $250 and subsequent investments of $25 under its automatic investment plan.

Exchange Privilege.

Existing Fund: Shareholders of the Existing Fund may exchange all or part of their investment in the Existing Fund for shares of other funds in the Delaware Group of Funds. Please keep in mind, however, that under most circumstances a shareholder may exchange between like classes of shares only.

New Fund: The New Fund does not have such an exchange privilege because the New Fund is currently the sole series of the New Trust.

Comparison: The policies regarding the exchange privileges of the Existing Fund and the New Fund are not substantially similar. The New Fund does not have a policy providing for exchanging shares of the New Fund for shares of another mutual fund while the Existing Fund’s exchange policy permit shareholders to exchange shares of the Existing Fund for the same class of shares of any other eligible fund in Delaware Funds by Macquarie offering such shares.

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Redemption Procedures.

For each of the Existing Fund and New Fund, a shareholder may sell some or all of the shareholder’s shares on any day that the Fund calculates its NAV. If the shareholder’s request is received by each Fund’s distributor, or its authorized agent, in proper form by the close of regular trading on the NYSE, you will receive a price based on that day’s NAV for the shares you sell, minus any applicable sales charge. Orders received after the close of trading on the NYSE will be based on the next calculated NAV. Each Fund permits redemptions directly by mail, phone, systematic withdrawal plan, and indirectly through a financial intermediary.

The Existing Fund and the New Fund generally intend to redeem shares in cash but each reserve the right to pay for redemptions with portfolio securities under certain conditions. However, the Existing Fund and the New Fund have each made an irrevocable election under Rule 18f-1 of the 1940 Act, wherein each Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund’s NAV at the beginning of such period.

Systematic Withdrawal Plan

Existing Fund:

For the Existing Fund’s Systematic Withdrawal Plan, if the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly.

Redemption proceeds may be paid by check, wire transfer (subject to a minimum wire transfer amount of $1,000), or ACH (subject to a minimum ACH amount of $25).

New Fund:

For the New Fund’s Systematic Withdrawal Plan, a shareholder who owns Fund shares of a particular class valued at $5,000 or more at the NAV may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $25). Each month or quarter, as specified, the New Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.

For the New Fund, redemption proceeds may be paid by check or by wire transfer ($1,000 minimum) or ACH ($25 minimum).

Comparison: The Existing Fund’s Systematic Withdrawal Plan minimum for quarterly withdrawals is higher than the New Fund’s minimum, but the minimum is the same for both Funds for monthly withdrawals. Both Funds offer redemption proceeds by check, wire transfer, or ACH. The minimum wire transfer and ACH amounts for the Existing Fund is the same as that for the New Fund.

Low Balances:

Existing Fund:

For Class A shares of the Existing Fund, if the shareholder redeems shares and the shareholder’s account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, the shareholder will have until the end of the current calendar quarter to raise the balance to the minimum. For Institutional Class and Class R6 shares of the Existing Fund, if the shareholder redeems shares and the shareholder’s account balance falls below $500, the shareholder’s shares may be redeemed after 60 days’ written notice to the shareholder.

If a shareholder’s account is not at the minimum for low balance purposes by the required time, the shareholder may be charged a $9 fee for that quarter and each quarter after that until the account reaches the minimum balance, or it

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may be redeemed after 60 days’ written notice to the shareholder. Any sales charge that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, the Existing Fund still reserves the right to liquidate the account.

New Fund:

For Class A shares, the New Fund reserves the right to redeem involuntarily any account having a value of less than $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, due to redemptions, or transfers, and not due to market action, upon 30-days’ prior written notice to the shareholder. For Institutional Class and Class R6 shares of the New Fund, if the shareholder redeems shares and the shareholder’s account balance falls below $500, the shareholder’s shares may be redeemed after 30 days’ prior written notice to the shareholder. If the shareholder brings his account NAV up to at least $1,000 or $500, as applicable, during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Comparison: The minimum required balance for Class A shares, Institutional Class, and Class R6 shares is the same for both the Existing Fund and the New Fund. The notice period before closing an account is longer for the Existing Fund than for the New Fund. The Existing Fund may close an account whose balance is reduced below the minimum due to market fluctuation, but the New Fund will only close accounts whose balance is below the minimum due to redemptions and transfers.

Distribution Arrangements

Pursuant to Rule 12b-1 under the 1940 Act, both the Existing Fund and the New Fund have adopted plans (each a “Plan”) of distribution pursuant to which each Fund may directly incur or reimburse the distributor for certain expenses and fees related to the distribution and sale of its shares and for services provided to shareholders. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Plans provide that each Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to its Class A Shares. These payments are commonly referred to as “12b-1 fees.”

Frequent Trading Policy

Existing Fund:

The Existing Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The DGEF Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Existing Fund and its shareholders, such as market timing and disruptive trading. The Existing Fund will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be

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considered a market timer. In determining whether market timing has occurred, the Existing Fund considers short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Existing Fund reserve the right to consider other trading patterns to be market timing.

A shareholder’s ability to use the Existing Fund’s exchange privilege may be limited if the shareholder is identified as a market timer. If the shareholder is identified as a market timer, the Existing Fund will execute the redemption side of an exchange order but may refuse the purchase side of the exchange order. The Existing Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Existing Fund’s market timing policy are not necessarily deemed accepted by the Existing Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Existing Fund’s then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Existing Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Existing Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While the Existing Fund will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue. Shareholders should review the “Frequent trading of Fund shares (market timing and disruptive trading)” section of the Existing Fund’s prospectus for more information about the policy.

New Fund:

Frequent purchases and redemptions (“Frequent Trading”) of shares of the New Fund may present a number of risks to other shareholders of the New Fund. These risks may include, among other things, dilution in the value of shares of the New Fund held by long-term shareholders, interference with the efficient management by Cantor of the New Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the New Fund; portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the New Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the New Fund.

The New Trust Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage such activity by shareholders of the New Fund. The New Fund does not accommodate Frequent Trading. Under the adopted policy, the New Fund’s transfer agent provides a daily record of shareholder trades to Cantor. The New Fund’s transfer agent also monitors and tests shareholder purchase and redemption orders for possible incidents of Frequent Trading. Cantor has the discretion to limit investments from an investor that Cantor believes has a pattern of Frequent Trading that Cantor considers not to be in the best interests of the other shareholders in the Fund by the New Fund’s refusal of further purchase orders from such investor. The New Fund’s policy regarding Frequent Trading is to limit investments from investor accounts that purchase and redeem shares over a period of less than 10 days having a redemption amount within 10% of the purchase amount and greater than $10,000 on two or more occasions during a 60-calendar day period, if these amounts exceed 1% of the New Fund’s net asset value. In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the respective Fund for at least 30 calendar days after the redemption transaction.

Cantor may waive this policy when it determines that shareholder action is not detrimental to the New Fund or reflects a genuine financial need of the shareholder. Otherwise, Cantor intends to apply this policy uniformly, except that the

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New Fund may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase and redeem Fund shares without the identity of the particular shareholders being immediately known to the New Fund. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase and redeem Fund shares without the identity of the underlying shareholder being immediately known to the New Fund. Accordingly, the ability of the New Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts is limited, and there is no guarantee that the New Fund can identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. In addition, the policy will not apply if Cantor determines that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions. Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the New Fund and redeems immediately after recognizing the error). The investor shall have the burden of proving to the sole satisfaction of Cantor that a frequent purchase and redemption pattern was a result of an inadvertent error. In such a case, Cantor may choose to allow further purchase orders from such investor account.

Comparison:

Both Fund discourage market timing; however, they use slightly different definitions of what constitutes market timing. The Existing Fund may limit purchases and exchanges of the Fund if the shareholder is deemed a market timer. The Existing Fund considers a market timer to be a shareholder that engages in two short-term round trips (a purchase and redemption of fund shares within 20 business days of each other in a fund within 90 rolling calendar days of a previous short-term round trip in that fund. The New Fund’s policy regarding Frequent Trading is to limit investments from investor accounts that purchase and redeem shares over a period of less than 10 days having a redemption amount within 10% of the purchase amount and greater than $10,000 on two or more occasions during a 60-calendar day period, if these amounts exceed 1% of the New Fund’s net asset value. In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the respective Fund for at least 30 calendar days after the redemption transaction.

Dividend Policies

Existing Fund:

The Existing Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Existing Fund will distribute net realized capital gains, if any, at least annually. The Existing Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Existing Fund. The amount of any distribution will vary, and there is no guarantee the Existing Fund will pay either an income dividend or a capital gains distribution. The Existing Fund automatically reinvest all dividends and any capital gains, unless the shareholder directs the Existing Fund to do otherwise.

New Fund:

The New Fund will distribute most of its income and realized gains to shareholders every year. Income dividends paid by the New Fund derived from net investment income, if any, will generally be paid annually and capital gains distributions, if any, will be made annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Shareholders will generally be taxed on distributions paid by the New Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

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Comparison: The dividend policies for the Existing and New Fund are substantially the same.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The Existing Fund and the New Fund are subject to substantially the same investment risks. However, the New Fund provides cybersecurity risk as a principal risk of the New Fund, while the Existing Fund does not include similar disclosure in its prospectus, and the Existing fund provides LIBOR risk as a principal risk of the Existing Fund, while the New Fund does not include similar disclosure in its prospectus. The New Fund includes COVID-19 Risk in its prospectus, while the Existing Fund includes a similar risk identified as natural disaster and epidemic risk.

	Existing Fund	New Fund
Principal Risks of Investing in the Fund

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk —Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Sector risk — The risk that the value of securities in a particular sector (such as information technology) will decline because of changing expectations for the performance of that sector.

Company size risk — The risk that investments in small- and/or

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medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

LIBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to

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their business and/or holdings. The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value of the Fund’s investments may be negatively affected by such events. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Cybersecurity Risk. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Sub-Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

FEES AND EXPENSES

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that a shareholder would pay if the shareholder were to buy, hold or sell shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses of the Existing Fund for the fiscal year ended September 30, 2021 and the pro forma expenses of the New Fund after giving effect to the Reorganization, based on

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pro forma net assets as of September 30, 2021. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. A shareholder will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of shares of the New Fund from the Reorganization.

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	Exchange Fee	Redemption Fee
Existing Fund – Class A Shares	5.75%	None	None	None
Existing Fund – Institutional Class Shares	None	None	None	None
Existing Fund – Class R6 Shares	None	None	None	None
New Fund – Class A Shares	5.75%	None	None	None
New Fund – Institutional Class Shares	None	None	None	None
New Fund – Class R6 Shares	None	None	None	None

Comparison of Annual Operating Expenses
(as a percentage of average net assets)

	Existing Fund –Class A Shares	Existing Fund – Institutional Class Shares	Existing Fund - Class R6 Shares	Pro Forma New Fund – Class A Shares	Pro Forma New Fund – Institutional Class Shares	Pro Forma New Fund – Class R6 Shares
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	None	None	0.25%	None	None
Other Expenses	0.20%	0.20%	0.12%	0.15%[1]	0.15%[1]	0.07%[1]
Total Fund Operating Expenses	1.09%	0.84%	0.76%	1.04%	0.79%	0.71%

1 Other expenses are restated to reflect current contractual fees.

Examples

This Example is intended to help you compare the cost of investing in the Existing Fund with the cost of investing in the New Fund. The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Existing Fund – Class A Shares	$680	$902	$1,141	$1,827
Existing Fund – Institutional Class Shares	$86	$268	$466	$1,037
Existing Fund – Class R6 Shares	$78	$243	$422	$942
	1 Year	3 Years	5 Years	10 Years
New Fund – Class A Shares	$675	$887	$1,116	$1,773
New Fund – Institutional Class Shares	$81	$252	$439	$978
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New Fund – Class R6 Shares	$73	$227	$395	$883

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

FUND MANAGEMENT

Existing Fund

The Advisor

DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Fund’s investment manager. Together, DMC and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of December 31, 2021, $261.3 billion in assets, including mutual funds, separate accounts, and other investment vehicles. DMC and its predecessors have been managing Delaware Funds since 1938. DMC is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. DMC makes investment decisions for the Funds, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, DMC was paid an aggregate fee, net of fee waivers (if applicable), during the fiscal year ended September 30, 2021, of 0.64% of the Existing Fund’s average net assets.

As compensation for the services rendered under the investment management agreement, the Existing Fund pays DMC an annual management fee as a percentage of average daily net assets of the Existing Fund equal to 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on next $1.5 billion, 0.50% on assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.17%, 0.86% and 0.79% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of DMC and the Existing Fund

Sub-Advisor

Smith serves as the investment sub-advisor of the Existing Fund. Smith has discretionary trading authority over all of the Existing Fund’s assets, subject to continuing oversight and supervision by DMC and the Existing Fund’s Board of Trustees. Smith is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith is an investment management firm that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans. As of December 31, 2021, Smith held investment management authority with respect to approximately $2.681 billion in assets. DMC has entered into a separate sub-advisory agreement with Smith and compensates Smith out of the investment advisory fees it receives from the Existing Fund.

Portfolio Managers

The Existing Fund’s portfolio managers are Stephen S. Smith, CFA, John D. Brim, CFA, and Eivind Olsen, CFA.

Stephen S. Smith, CFA Chief Executive Officer, Chair of Investment Committee. Stephen S. Smith founded Smith Asset Management Group in 1995 and serves as the company’s chief executive officer and chair of investment committee. Previously, he held a number of senior investment positions at Bank of America until he departed in 1995 to found Smith Group. He joined Wachovia Bank as a computer systems analyst in the mid-1970s and transitioned to the bank’s investment management division in order to help design and implement a portfolio management system. Smith left Wachovia and joined what is now known as Bank of America in 1983. He began his career in the late 1960s as an engineer with the National Aeronautics and Space Administration (NASA) in the lunar landing program. Smith

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has an engineering degree and an MBA, both from the University of Alabama. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

John D. Brim, CFA Chief Investment Officer. John D. Brim joined Smith Asset Management Group in March 1998 and is chief investment officer. Prior to joining the firm, he was a manager within the institutional investment consulting group of Deloitte & Touche from 1997 to 1998. From 1990 to 1997, Brim held a variety of positions, including senior client manager with NationsBank Asset Management in Dallas. He earned his bachelor’s degree in economics from Texas A&M University. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

Eivind Olsen, CFA Portfolio Manager. Eivind Olsen joined Smith Asset Management Group in May 2008 and is a member of the portfolio management team. Prior to joining Smith Group, he was a portfolio manager with Brazos Capital Management/John McStay Investment Counsel from 1998 to 2008. From 1994 to 1996, he did equity research as an associate analyst with Rauscher Pierce Refsnes. He earned a bachelor’s degree in accounting and finance from Texas Christian University and an MBA in finance from the University of Texas. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

New Fund

Advisor

The New Fund’s investment adviser is Cantor, located at 110 East 59th Street, NY, NY 10022. Cantor was established and became registered in 2010 as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended. Cantor serves as an investment adviser to individuals, pension plans, charitable organizations, and registered funds. Pursuant to the investment advisory agreement with the Trust, Cantor manages the investment portfolio and business affairs of the New Fund and oversees Smith.

The advisory fee schedule for the New Fund is the same as that for the Exiting Fund.

In the interest of limiting expenses of the New Fund, Cantor has entered into an Expense Limitation Agreement with the New Trust, pursuant to which Cantor has agreed to waive or reduce its management fees and to assume other expenses of the New Fund in an amount that limits the Total Annual Operating Expenses of the New Fund (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of New Fund officers and Trustees and contractual indemnification of New Fund service providers (other than Cantor or Smith) but inclusive of organizational costs and offering cost) to not more than 1.17%, 0.86%, and 0.79% of the average daily net assets of the Class A, Institutional Class, and Class R6 shares of the New Fund, respectively. This contractual arrangement is in effect through two years from the date of the Reorganization, unless terminated by the New Trust Board at any time. Cantor may recoup investment advisory fees that it waived or New Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

The terms of the contractual agreements to limit Fund expenses are substantially similar for the Existing Fund and the New Fund except that (i) the term of Cantor’s agreement with the New Fund is two years, and the term of DMC’s agreement with the Existing Fund is term is one year and (ii) Cantor may recoup previously waived fees and previously waived New Fund expense under certain conditions, and DMC may not.

Sub-Advisor and Portfolio Managers

The Sub-Advisor and portfolio managers for the New Fund are the same as for the Existing Fund.

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INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The Reorganization Agreement provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund. In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares. Shares of the New Fund are shares of beneficial interest without par value in the New Fund series of the New Trust under its Agreement and Declaration of Trust and By-Laws. Under the Agreement and Declaration of Trust and By-Laws, the New Trust may issue an indefinite number of shares of beneficial interest for each class of shares of the New Fund. By class, each share of the New Fund represents an equal proportionate interest with other shares of the New Fund. Each share, by class, has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the New Fund as authorized by the Board of Trustees with respect to each class. Shares of the New Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the New Fund received by each shareholder of the Existing Fund in the Reorganization will be issued at NAV without a sales charge, will be fully paid and non-assessable. Shares have no subscription or preemptive rights. In the event of a liquidation or dissolution of the New Trust or the New Fund, shareholders of the New Fund are entitled to receive the assets available for distribution belonging to that class of shares of the New Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets, if any, not belonging to any particular fund which are available for distribution.

Immediately after the transfer of the Existing Fund’s assets and liabilities, the Existing Fund will make a liquidating distribution pro rata to its shareholders of record of all the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same net asset value as the shareholder had in the Existing Fund immediately before the Reorganization. Such distribution will be accomplished by the transfer of New Fund shares credited to the account of the Existing Fund on the books of the New Fund’s transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the New Fund shares due to the shareholders of the Existing Fund. Class A shareholders of the Existing Fund will receive load-waived Class A shares of the New Fund. Institutional Class shareholders of the Existing Fund will receive Institutional Class shares of the New Fund. Class R6 shareholders of the Existing Fund will receive Class R6 shares of the New Fund. All issued and outstanding shares of the Existing Fund will simultaneously be canceled on the books of the Existing Fund.

The New Fund does not currently issue certificates to shareholders. The Existing Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by the Existing Fund with respect to shares held on September 16, 2022 (the “Closing Date”). No shares of the New Fund to be issued will have preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Existing Fund shareholders. The Existing Fund will then be liquidated and terminated.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the shareholders of the Existing Fund; (ii) an undertaking from the New Trust Board of Trustees that for a period of no less than 3 years following the closing of the Reorganization it will be composed of at least 75% of persons who are not interested persons of Cantor, Smith or DMC; and (iii) an undertaking from the New Trust Board of Trustees that it will assure that the New Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization. In addition, the Reorganization Agreement contains a condition that requires that DGEF and the New Trust shall have received a tax opinion, subject to the limitations as described below, that the consummation of the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code and will not result in the recognition of gain or loss for federal income tax purposes for the Existing Fund, the New Fund or their shareholders. The receipt of a tax opinion is a condition of the Reorganization that cannot be waived.

The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of DGEF determines that the consummation of the transactions

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contemplated by the Reorganization Agreements are not in the best interest of the Existing Fund’s shareholders. The parties may agree to amend the Reorganization to the extent permitted by law.

If the Reorganization is not approved by the shareholders of the Existing Fund or does not close for any other reason, such shareholders will remain shareholders of the Existing Fund, and the Existing Fund will continue to operate. The Board of Trustees of DGEF then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Existing Fund.

Costs of Reorganization

The Existing Fund and the New Fund will not pay any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start-up costs; conversion fees; legal fees, the cost of preparing the Reorganization Agreement and the proxy statement on Form N-14 and any other Reorganization costs will be borne by DMC and Cantor. The estimated costs of the Reorganization are $250,000. Cantor and DMC have engaged Di Costa Partners, a proxy solicitation firm (the “Proxy Solicitor”), to assist in the solicitation. The estimated fees anticipated to be paid to the Proxy Solicitor for solicitation services are approximately $23,000.

Federal Income Taxes

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization, and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

The Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for U.S. federal income tax purposes. As a condition to the consummation of the Reorganization, Greenberg Traurig will deliver an opinion (“Tax Opinion”) to DGEF and the New Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Existing Fund and New Fund) and the existing U.S. federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Agreement, for U.S. federal income tax purposes:

•	The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(F) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);
•	No Fund will recognize any gain or loss as a direct result of the Reorganization;
•	The Existing Fund’s shareholders will not recognize any gain or loss on the exchange of their Existing Fund shares for the New Fund shares;
•	The aggregate tax basis in New Fund shares that a Existing Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Existing Fund shares the shareholder holds immediately before the Reorganization. The holding period for New Fund shares that a Existing Fund shareholder receives pursuant to the Reorganization will include the holding period for the Existing Fund shares that the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;
•	The New Fund’s tax basis in each asset the Existing Fund transfers to it will be the same as the Existing Fund’s tax basis therein immediately before the Reorganization, and the New Fund’s
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holding period for each such asset will include the Existing Fund’s holding period therefore immediately before the Reorganization; and

•	The New Fund will succeed to and take into account the Existing Fund’s tax attributes enumerated in Section 381(c) of the Code.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Existing Fund would recognize gain or loss on the transfer of its assets to the New Fund, and each shareholder of the Existing Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Existing Fund shares and the fair market value of the shares of the New Fund it received.

The tax year of the Existing Fund is expected to continue with the New Fund, and the capital gains, if any, resulting from Fund turnover prior to the Reorganization will be carried over to the New Fund. If the Reorganization were to end the tax year of the Existing Fund (which is not the intended or expected plan as of the date of this Proxy Statement), it would accelerate distributions to shareholders from the Existing Fund for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from Fund turnover prior to the Reorganization. If determined necessary by the Funds, the Existing Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the New Fund will succeed to the tax attributes of the Existing Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Existing Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of the Existing Fund, if any, will potentially be available to offset future gains recognized by the New Fund. Capital losses of the Existing Fund or the New Fund may generally be carried forward indefinitely to offset future capital gains, subject to certain limitations.

Capital losses of the New Fund, as the successor in interest to the Existing Fund, may subsequently become subject to an annual limitation as a result of sales of the New Fund shares or other transactions occurring post-Reorganization to the extent that they are deemed to result in a change of ownership of the New Fund.

The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Capitalization

The following table sets forth, as of May 13, 2022: (i) the unaudited capitalization of each class of shares of the Existing Fund (ii) the hypothetical unaudited pro-forma capitalization of each class of shares of the New Fund, and (iii) the unaudited pro-forma combined capitalization of the New Fund assuming the Reorganization has been approved. If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Existing Fund and changes in NAV.

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	Existing Fund – Delaware Growth Equity Fund	New Fund – Cantor Growth Equity Fund(1)	Proforma adjustments	Proforma – Combined Fund
Net Assets	$424,250,226	$ -	$ -	$424,250,226.
Class A Shares	$398,485,486	$ -	$ -	$398,485,486
Institutional Class Shares	25,498,364	$ -	$ -	$25,498,364
Class R6 Shares	266,377	$ -	$ -	$266,377
Shares Outstanding	38,709,786	-	-	38,709,786
Class A Shares	36,455,642	-	-	$36,455,642
Institutional Class Shares	2,231,118	-	-	$2,231,118
Class R6 Shares	23,026	-	-	$23,026
Net Asset Value	$10.96	$ -	$ -	$10.96
Class A Shares	$10.93	$ -	$ -	$10.93
Institutional Class Shares	$11.43	$ -	$ -	$11.43
Class R6 Shares	$11.57	$ -	$ -	$11.57

(1) New Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

REASONS FOR THE REORGANIZATION

At a meeting of the Board of Trustees of the Trust held on March 28, 2022 (the “Board Meeting”), DMC recommended to the Board of DGEF that they approve the Reorganization. DMC believes that the Existing Fund may not be able to retain the current assets if the sub-advisor were to be terminated or otherwise removed from the Existing Fund due to the historical relationship between the management team of the sub-advisor and the underlying shareholders of the Existing Fund. DMC recommended the Reorganization because of the following factors, among others:

•	The New Fund and Existing Fund share identical investment objectives, strategies, risks, and fundamental investment restrictions.
•	The New Fund and Existing Fund have the same portfolio management teams.
•	The New Fund’s net expenses are not expected to increase as a result of the Reorganization.
•	The New Fund’s expense limitation agreements will remain in place for a minimum of 24 months following the Reorganization.
•	The Reorganization will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of the Existing Fund.
•	The costs of the Reorganization will be borne by DMC and Cantor.
•	The Reorganization will be effected on a tax-free basis.
•	At the Board Meeting, the Board considered and approved the proposed Reorganization. The Independent Trustees were advised on this matter by their legal counsel. The Board received detailed information about: (1) the investment objectives, strategies, and policies of the Funds; (2) the portfolio management of the Funds; (3) current and future estimated fees and expenses of the Funds; (4) allocation of Reorganization expenses; (5) federal income tax consequences of the Reorganization for the Existing Fund’s shareholders; and (6) the general characteristics of the Funds.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Existing Fund to ensure the current assets would be retained if the sub-advisor were to be terminated or otherwise removed from the Existing Fund. In this instance, the Existing Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability.

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In considering approval of the Reorganization, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the above-mentioned factors and reached the following conclusions with respect to their recommendations to the Board.

Based upon their evaluation of the relevant information presented to them, the Board of DGEF, on behalf of the Existing Fund, including a majority of the Independent Trustees of each, determined that the Reorganization would be in the best interests of the Existing Fund and that the interests of existing shareholders of the Existing Fund would not be diluted as a result of effecting the Reorganization.

SHAREHOLDER RIGHTS

General Shareholder Rights

General. The Existing Fund is a series of DGEF. DGEF is an open-end management investment company that was originally organized as a Maryland corporation in 1985 and was subsequently re-domiciled as a Delaware statutory trust on December 17, 1999. DGEF is governed by its By-Laws and by applicable Delaware law.

The New Fund is a series of the New Trust. The New Trust is an open-end management investment company that was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated December 16, 2021. The New Trust is governed by its By-Laws and by applicable Delaware law.

Shares. DGEF and the New Trust are authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each DGEF and the New Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. All shares of DGEF and the New Trust entitled to vote on a matter shall vote on the matter, separately by series and, if applicable, by class, subject to: (1) where the 1940 Act requires all shares of DGEF and the New Trust to be voted in the aggregate without differentiation between the separate series or classes, then all of DGEF’s and the New Trust’s shares shall vote in the aggregate; and (2) if any matter affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter.

Comparison of Shareholder Rights

The foregoing is only a summary of certain rights of shareholders of the Existing Fund and the New Fund under their respective Trust’s governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources. Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

We do not believe there are any material differences in shareholder rights between the Existing Fund and the New Fund.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must, among other requirements, distribute each year at least 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-

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exempt income and any net realized capital gains to the shareholders, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

The Existing Fund distributes substantially all of its net investment company taxable income annually. The New Fund will distribute substantially all of its net investment company taxable income annually. Each Fund will distribute substantially all of its net realized capital gains, if any, at least annually. The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions received from the Fund may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent that underlying income of the Fund consists of qualified dividend income, income distributions received by individual shareholders of the Fund may be subject to federal income tax at the individual shareholder’s applicable tax rate for long-term capital gains. To the extent that income distributions received by corporate shareholders of the Fund consist of dividends, the corporate shareholders may qualify for a dividends received deduction. Long-term capital gains distributed to you generally are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of shares of one Fund for shares of another Fund (other than an exchange of shares of the Existing Fund for shares of the New Fund in connection with the reorganization) generally is treated as a taxable sale. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

Under current law, an additional 3.8% Medicare tax generally is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

INFORMATION ABOUT THE EXISTING FUND AND NEW FUND

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Existing Fund dated January 28, 2022 (File No. 033-00442), which has been filed with the SEC and is incorporated by reference into this Proxy Statement. For a detailed discussion of the investment objectives, policies, risks and restrictions of the New Fund, see the Prospectus for the New Fund dated April 26, 2022 (File No. 333-262101), which has been filed with the SEC and is incorporated by reference into this Proxy Statement. A Statement of Additional Information for the Existing Fund dated January 28, 2022 (File No. 033-00442), has been filed with the SEC, and is incorporated by reference into this Proxy Statement. A Statement of Additional Information for the New Fund dated April 26, 2022 (File No. 333-262101), has been filed with the SEC, and is incorporated by reference into this Proxy Statement. Copies of the Prospectus and Statement of Additional Information for the Existing Fund are available upon request and without charge by calling 800 523-1918 or visit the Existing Fund’s website www.delawarefunds.com/products/fund-literature or writing to the Delaware Growth Equity Fund at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service. A copy of the New Fund’s Prospectus is included herewith and a copy of the Statement of Additional Information for the New Fund is available upon request and without charge by calling toll-free 800 523-1918 or at www.sec.gov.

DGEF and the New Trust are subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by DGEF and the New Trust may be inspected without charge and copied at the public reference

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facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the EDGAR Database on the SEC’s Internet site at http//www.sec.gov, and the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Financial Statements. The financial statements of the Existing Fund for the fiscal year ended September 30, 2021 have been audited by PricewaterhouseCoopers LLP, located at 2001 Market Street, Philadelphia, PA 1910, its independent registered public accounting firm, and are contained in the Annual Report to shareholders. DGEF will furnish, without charge, a copy of the Annual Report upon request. Requests should be made by calling 800 523-1918 or visit the Existing Fund’s website www.delawarefunds.com/products/fund-literature or writing to the Delaware Growth Equity Fund at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service. The Annual Reports for the Existing Fund also are available on the SEC’s website at www.sec.gov. The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

The Financial Highlights relating to the Existing Fund contained in the Annual Report for the fiscal year ended September 30, 2021 are attached as Exhibit B.

Under the Reorganization Agreement, the Existing Fund is proposed to be reorganized into the New Fund. Pro forma financial information for the New Fund has not been prepared because the New Fund is a newly-organized shell with no assets or liabilities that will commence investment operations upon completion of the Reorganization and continue operations of the Existing Fund. The Existing Fund will be the accounting survivor of the Reorganization.

VOTING MATTERS

General Information

This Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of DGEF in connection with the Special Meeting to be held on July 22, 2022 at 1:00pm Eastern time via audio teleconference, and at any adjournments thereof. This Proxy Statement, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Existing Fund on or about June 10, 2022. It is expected that the solicitation of proxies will be by mail.

The Board of Trustees of DGEF has fixed the close of business on June 1, 2022 as the record date for determining the shareholders of the Existing Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Voting Rights and Required Vote

Each shareholder of the Existing Fund is entitled to one vote for each full share held and fractional votes for fractional shares. The holders of 33 1/3% of the outstanding shares of the Existing Fund entitled to vote at the Special Meeting, present in person or by proxy, shall constitute a quorum, however, approval of the Reorganization requires the affirmative vote of the “majority of the outstanding voting securities” as that term is defined in the 1940 Act (“1940 Act Majority”). A “1940 Act Majority” of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present in person or by proxy at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

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If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement, or attend in person. (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy. Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting. Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the President of DGEF at the address set forth on the cover page of this Proxy Statement, or by attending the Special Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. Under the rules applicable to broker-dealers, if a broker holds a shareholder’s shares in the broker’s name, the broker will not be entitled to vote those shares if the broker has not received instructions from the shareholder.  A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.  The proposal described in this Proxy Statement is considered “non-routine” for purposes of determining broker-non-votes.

However, it is the Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting.  As a result, they have the same effect as a vote against the Reorganization because approval of the Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the Existing Fund.

If the Reorganization is not approved by the shareholders of the Existing Fund or does not close for any other reason, such shareholders will remain shareholders of the Existing Fund, and the Existing Fund will continue to operate. The Board of Trustees of DGEF then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Existing Fund. If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting. A majority of the votes cast by shareholders of the Existing Fund present in person or by proxy at the Special Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting. The Special Meeting may also be adjourned by the Chairperson of the Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

A shareholder of the Existing Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Declaration of Trust of DGEF to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganization is consummated, shareholders will be free to redeem the shares of the New Fund that they receive in the transaction at their then-current net asset value. Shares of the Existing Fund may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of the Existing Fund may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

DGEF does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the President of DGEF at the address set forth on the cover of this Proxy Statement so that they will be received by DGEF in a reasonable period of time prior to that meeting.

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NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.

Please advise DGEF whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

Record Date and Outstanding Shares

Only shareholders of record of the Existing Fund on the Record Date are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof. Shareholders will be entitled to cast one vote for each full share and a fractional vote for each fractional share of the Existing Fund that they hold as of the Record Date. At the close of business on the Record Date, there were outstanding and entitled to vote the following shares of the Existing Fund:

Fund	Number of Shares
Existing Fund Class A	35,724,622.174
Existing Fund Institutional Class	858,094.171
Existing Fund Class R6	5,769.810

The votes of the shareholders of the New Fund are not being solicited, because their approval or consent is not necessary for the approval of the Reorganization. At the close of business on the Record Date there were no New Fund shares.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of DGEF, as a group, beneficially owned less than 1% of the outstanding shares of Existing Fund. As of the Record Date, the New Fund had no shares outstanding.

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a series or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with DMC.

As of June 1, 2022, to the knowledge of the Trustees and management of DGEF, other than as set forth below, no person owned beneficially or of record 5% or more of the outstanding shares of each class of the Existing Fund.

Existing Fund Class A

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Fund
MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	R	8,616,347.853	24.14%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	R	1,811,499.808	5.08%

*	May be deemed to control the Existing Fund.

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Existing Fund Institutional Class

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Fund
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	R	158,273.167	18.44%
LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121	R	101,463.303	11.82%
NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	R	273,633.364	31.88%*
TD AMERITRADE INC FBO OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	R	66,734.577	7.77%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	R	53,334.856	6.21%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	R	82,894.082	9.66%

*	May be deemed to control the Existing Fund.

Existing Fund Class R6

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Fund
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	R	3,000.298	52.00%*
MACQUARIE INVESTMENT MANAGEMENT ADVISORS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19106-2354	R	1,333.634	23.11%

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NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	R	577.955	10.02%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	R	555.307	9.62%

*	May be deemed to control the Existing Fund.

OTHER BUSINESS

The Board of Trustees of DGEF knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to DGEF by calling 800 523-1918.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, TELEPHONE OR INTERNET. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees of Delaware Group Equity Funds IV, Shawn K. Lytle President

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this _____ day of ______ __, 2022 by and among: (i) Delaware Group Equity Funds IV (the “Target Entity”), an open-end registered investment company, separately, where applicable, on behalf of its series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Cantor Select Portfolios Trust, an open- end registered investment company (the “Acquiring Entity”), separately, where applicable, on behalf of its series identified on Exhibit A hereto (each an “Acquiring Fund”). Delaware Management Company, a series of Macquarie Investment Management Business Trust (“Delaware”) joins this Agreement solely for purposes of Sections 1.1(f), 5.1(a), 9.2, 14, 16.3, 17.1, and 17.2. Cantor Fitzgerald Investment Advisers, LP (“Cantor”) joins this agreement solely for purposes of Sections 1.1(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3.

WHEREAS, the parties hereto intend for the Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.1) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the Net Assets (as defined in Section 1.1(c)) of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”). The Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, the Target Entity and the Acquiring Entity is each an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.             Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization, the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)                The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)                The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any

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interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof, except as contemplated under Section 4.1(f).

(c)                The Target Fund will use its best efforts to identify and discharge all known liabilities and obligations prior to the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations, and prior to the Closing Date will have discharged such liabilities, including without limitation (i) liabilities arising from the Target Fund’s allocation of Target Entity obligations, such as any undischarged obligations to board members under a deferred compensation plan; (ii) any liabilities, costs or charges relating to fee waiver and expense reimbursement arrangements between the Target Fund and Delaware (including any recoupment of any fees or expenses of the Target Fund previously waived or reimbursed); and, (iii) any liabilities or penalties resulting from the termination of material contracts or other commitments of the Target Fund, including the contracts listed on schedule 4.1(h). At the Closing, the Acquiring Fund shall assume all of the liabilities of the Target Fund set forth in the statement of Assets and Liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.1(g) (collectively, “Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)                As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.1(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e)                Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f)                 Beginning at least fifteen (15) business days prior to the Closing Date, the Target Fund will provide Cantor and the Acquiring Fund with a daily schedule of the Assets then held by

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the Target Fund, with current market values. At least ten (10) business days prior to the Closing Date, Cantor, on behalf of the Acquiring Fund, will advise Delaware and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under applicable law; or (ii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and in the Target Fund’s discretion, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, make a good faith effort to liquidate such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to liquidate any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g)                The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h)                Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i)                 Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.	With respect to the Reorganization:

(a)                The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of its Net Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.

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(b)                The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.

(c)                The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)                All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1.             The Reorganization shall close on _______________, 2022, or such date as the parties may mutually agree (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01pm Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.	With respect to the Reorganization:

(a)                The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be presented, transferred and delivered by the Target Fund’s custodian (the “Target Custodian”) as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. A draft of such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such final certificates and other written instruments shall be transferred and delivered by the Target Custodian as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to the undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian

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executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b)                The Target Entity shall direct the Target Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c)                At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)                The Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)                In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1.             The Target Entity, on behalf of itself or, where applicable the Target Fund, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a)                The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of

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the Target Entity;

(b)                The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c)                No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d)                To the knowledge of the Target Fund, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. To the knowledge of the Target Fund, (i) the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and (ii) the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund, and (iii) there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets and that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. To the knowledge of the Target Fund, all advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

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(f)                 Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to only those restrictions on the full transfer thereof as when they were held by the Target Fund, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets;

(g)                Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)                To the knowledge of the Target Fund, except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i)                 To the knowledge of the Target Fund, except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable or as contemplated by Section 4.1(f); and (v) has not entered into any agreement or made any commitment to do any of the

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foregoing except as disclosed to the Acquiring Fund;

(j)                 The financial statements of the Target Fund for the most recently completed fiscal year have been, or will be, audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, are or will be, as applicable, prepared in accordance with GAAP consistently applied, and such statements (copies of which, if available, have been furnished or made available to the Acquiring Fund) present fairly, or will present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or, to the knowledge of the Target Fund, is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k)                Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)                 To the knowledge of the Target Fund, on the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) for the prior three (3) taxable years for which Tax Returns have been due shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any

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attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)              The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund will not have as of the Closing Date any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund.;

(n)                The Target Fund has not changed its taxable year end within the most recent 48- month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o)              The Target Fund has not undergone, has not agreed to undergo, nor, to its knowledge, is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p)                The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q)                The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification

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agreement;

(r)                 All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund;

(s)                 The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t)                 The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u)              As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information requested by the Acquiring Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not, to its knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v)                To the knowledge of the Target Fund, the books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w)              The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly

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obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x)                The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(y)	The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.                   The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and the Target Fund as follows:

(a)                The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b)                The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)                No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)                The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)                The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f)                 Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would

A-11

materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)                The Acquiring Fund has not yet commenced operations. The Reorganization will be structured in a manner that is intended to qualify for U.S. federal income tax purposes as a “reorganization” within the meaning of Section 368(a)(1) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Cantor or its affiliate to secure any required initial shareholder approvals;

(h)                On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i)               The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and has elected (or will timely elect) the latter classification by filing Form 8832 with the Service, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code and to be treated as a continuation of the Target Fund for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j)                 The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(k)                The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l)                 The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m)              The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Cantor or its affiliates;

(n)                As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

4.3.             With respect to the Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)                The net asset value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be equal to the net asset value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)                The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c)                No cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (including reorganization expenses) thereof; and

(d)                Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than dividends and redemption payments) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1.	With respect to the Reorganization:

(a)                The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions,

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and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, Cantor may request in writing that Delaware use commercially reasonable efforts, subject to Delaware’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. Delaware agrees that it will accommodate such requests if in Delaware’s discretion such trading restrictions may practicably be implemented and are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)              The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c)                The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 120 days or such longer period as is mutually agreed upon by the parties.

(d)                  The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e)                The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and Cantor in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or Cantor.

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(f)                 The Target Entity will provide the Acquiring Fund with: (i) a schedule, in the form of Schedule 5.1(f) hereto, certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records and ASC 740-10 Workpapers shall be provided at or prior to the Closing.

(g)                The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the Assets and the Liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h)                Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i)                 As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(j)                 The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k)                The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l)                 The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m)              The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n)                The parties intend that the Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

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(o)                At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1.             With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)                All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)                The Acquiring Entity shall have delivered to the Target Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Entity and Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c)                The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d)                The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto;

(e)                As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f)                 The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g)                The Target Entity shall have received on the Closing Date the opinion of counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i)                 The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

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(ii)               The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)             The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and Delaware, it is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv)            The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v)                The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1.             With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)                All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)                The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records,

(iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers;

(c)                The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Entity and Target Fund made in this Agreement are true and correct at and as of the Closing Time;

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(d)                The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Entity’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Entity’s President or the Target Entity’s Vice President, as applicable;

(e)                The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f)                 The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto;

(g)                The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h)                The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i)                 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j)                 The Acquiring Entity shall have received on the Closing Date an opinion of counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i)                 The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii)               The Target Entity is a registered investment company classified as a

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management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)             The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity, the Acquiring Fund and Cantor, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv)            The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.             The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.             The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3.             On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4.             All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such

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conditions;

8.5.             The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6.           The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Greenberg Traurig, LLC (“Greenberg Traurig”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Greenberg Traurig may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Greenberg Traurig appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

9.	FEES AND EXPENSES

9.1.             The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.             Except as noted below or as may be otherwise agreed to in writing between Cantor and Delaware, each of Cantor and Delaware shall be responsible for paying its own expenses, including legal fees, incurred by it or any of its affiliates in connection with this Agreement and the transactions contemplated herein. Cantor and Delaware shall each pay one-half (50%) of (i) the costs and expenses of the third-party solicitation firm utilized in connection with soliciting the shareholder approvals for the Reorganization; (ii) the printing and mailing costs associated with providing the supplement to the prospectus of the Target Fund notifying shareholders of board approval of this Agreement; (iii) the external legal costs associated with the N-14 Registration Statement preparation, filing and negotiations with the Commission; (iv) the fees charged by the Target Fund’s independent registered public accountants for services related to the Reorganization; and (v) all of the other reasonable and documented costs and expenses incurred in connection with soliciting the shareholder approvals for the Reorganization (other than any costs and expenses of Cantor’s counsel). For the avoidance of doubt, neither the Acquiring Fund nor the Target Fund will bear the expenses relating to the Reorganization.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to the Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has

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delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1.          With respect to a Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the applicable Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

11.2.          With respect to a Reorganization, the Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and each of the Acquiring Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the applicable Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1.          Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.          The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2022; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or (iv) by the board of trustees of either the Target Entity or Acquiring Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to

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be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Acquiring Entity and Cantor:

Cantor Fitzgerald Investment Advisors, L.P.

110 East 59th Street

New York, NY 10022

Attention: General Counsel

Facsimile: 212.829.4708

With a copy to:

Greenberg Traurig LLP

3333 Piedmont Road, NE

Suite 2500

Atlanta, GA 30309

Attention: Terrence Davis

Facsimile: 678.553.7321

E-mail: davist@gtlaw.com

For the Target Entity and Delaware:

100 Independence,

610 Market Street

Philadelphia, PA 19106 Fax:

Attn: David F. Connor, General Counsel

with a copy to:

Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Fax: (215) 564-8120

Attn: Jana L. Cresswell

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1.          The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.          This Agreement shall be governed by and construed in accordance with the laws of the

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State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4.          This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5.          The Target Entity is a Delaware statutory trust. With respect to the Reorganization of the Target Fund, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Trust Instrument of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

16.6.          The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization with the Acquiring Fund, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. Pursuant to the Trust Instrument of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

16.7.          The parties expressly agree that their obligations hereunder shall not be binding upon any of their respective board members, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.	PUBLICITY/CONFIDENTIALITY

17.1.          The parties shall cooperate in determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

The Target Entity, the Acquiring Entity, Delaware and Cantor (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the

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other Protected Persons, any non-public information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it becomes publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

17.2           In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non- confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

A-24

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Cantor Select Portfolios Trust, on behalf of its series identified on Exhibit A hereto	Delaware Group Equity Funds IV, on behalf of its series identified on Exhibit A hereto
By: Name: Title:	By: Name: Title:

Cantor Fitzgerald Investment Advisers, LP, solely with respect to Sections 1.1(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3	Delaware Management Company, a series of Macquarie Investment Management Business Trust solely with respect to 1.1(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3
By: Name: Title:	By: Name: Title:

A-25

EXHIBIT A

CHART OF REORGANIZATIONS

Target Entity/Fund (and share classes)	Corresponding Acquiring Entity/Fund (and share classes)
Delaware Group Equity Funds IV	Cantor Select Portfolios Trust
Delaware Growth Equity Fund Class A Class R6 Institutional Class	Cantor Growth Equity Fund Class A Class R6 Institutional Class
A-26

Schedule 4.1(h)

Assigned Contracts [ ]

A-27

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations [ ]

A-28

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations [ ]

A-29

Schedule 5.1(f)

Target Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•         the name, address and taxpayer identification number of each shareholder of record,

•         the number of shares of beneficial interest held by each shareholder,

•         the dividend reinvestment elections applicable to each shareholder, and

•         the backup withholding and nonresident alien

withholding certifications

[ ]

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund
All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund
A-30

Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date[2]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

All Tax Returns filed by or on behalf of the Target Fund (including extensions)
Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

 ________________________________

1       The terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.

2       Such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date.

A-31

All books and records related to testing the qualification of the Target Fund as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing

Date

A-32

Schedule 8.6

Tax Opinion

With respect to the Reorganization:

(i)                 The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)               No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)             No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)              No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)                The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)              The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)            No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii)          The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)              The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the

A-33

shareholder held Target Fund shares as capital assets on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)                                      For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

A-34

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Existing Fund and its predecessor fund, First Investors Select Growth Fund (the “Predecessor Fund”), for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Existing Fund or the Predecessor Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after October 4, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Existing Fund’s financial statements, is included in the Existing Fund’s annual report, which is available upon request by calling 800 523-1918. The information for the fiscal years ended prior to October 4, 2019 has been audited by the Funds' prior independent registered accounting firm.

Prior to the Reorganization of the Predecessor Fund into the Existing Fund, which occurred after the close of business on October 4, 2019, the Existing Fund had no investment operations. The Existing Fund is a successor to the Predecessor Fund. The financial highlights information for the Existing Fund’s Institutional Class shares are based on the financial history of Advisor Class shares of the Predecessor Fund, which were reorganized into the Existing Fund’s Institutional Class shares. The financial highlights information for the Existing Fund’s Class R6 shares are based on the financial history of the Institutional Class of the Predecessor Fund, which were reorganized into the Existing Fund’s Class R6 shares. The Existing Fund commenced operations after the close of business on October 4, 2019. The financial highlights information presented for the Existing Fund includes the financial history of the Predecessor Fund.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Delaware Growth Equity Fund

	Year ended
Class A shares	9/30/21	9/30/20[1]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$13.67	$12.09	$13.61	$12.04	$11.24
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)	(0.03)	0.02	(0.01)	—
Net realized and unrealized gain (loss)	5.37	2.93	(0.92)	2.66	2.38
Total from investment operations	5.33	2.90	(0.90)	2.65	2.38
Less dividends and distributions from:
Net investment income	—	(0.02)	—	(0.01)	(0.03)
Net realized gain	(1.37)	(1.30)	(0.62)	(1.07)	(1.55)
Total dividends and distributions	(1.37)	(1.32)	(0.62)	(1.08)	(1.58)
Net asset value, end of period	$17.63	$13.67	$12.09	$13.61	$12.04
Total return[3]	41.67%	25.53%	(6.01%) [4]	23.22%	24.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$518,096	$472,795	$507,351	$570,309	$444,933
Ratio of expenses to average net assets[5]	1.09%	1.14%	1.19%	1.22%	1.25%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	1.14%	1.20%	1.22%	1.25%
Ratio of net investment income (loss) to average net assets	(0.28% )	(0.22% )	0.16%	(0.06% )	0.00%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.28% )	(0.22% )	0.15%	(0.06% )	0.00%
Portfolio turnover	31%	37%	51%	37%	58%
B-1

[1]	On October 4, 2019, Class A shares of First Investors Select Growth Fund were reorganized into Class A shares of Delaware Growth Equity Fund. See Notes to financial statements. The Class A shares' financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Class A shares.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Delaware Growth Equity Fund

	Year ended
Institutional Class shares	9/30/21	9/30/20[1]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$14.03	$12.38	$13.89	$12.23	$11.37
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.01	0.06	0.04	0.05
Net realized and unrealized gain (loss)	5.53	3.00	(0.94)	2.71	2.40
Total from investment operations	5.52	3.01	(0.88)	2.75	2.45
Less dividends and distributions from:
Net investment income	—	(0.06)	(0.01)	(0.02)	(0.04)
Net realized gain	(1.37)	(1.30)	(0.62)	(1.07)	(1.55)
Total dividends and distributions	(1.37)	(1.36)	(0.63)	(1.09)	(1.59)
Net asset value, end of period	$18.18	$14.03	$12.38	$13.89	$12.23
Total return[3]	41.98%	25.88% [4]	(5.74%) [4]	23.74%	24.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,648	$121,478	$143,304	$194,554	$81,203
Ratio of expenses to average net assets[5]	0.84%	0.86%	0.88%	0.83%	0.84%
Ratio of expenses to average net assets prior to fees waived[5]	0.84%	0.89%	0.89%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets	(0.05% )	0.06%	0.50%	0.34%	0.40%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.05% )	0.03%	0.49%	0.34%	0.40%
Portfolio turnover	31%	37%	51%	37%	58%

[1]	On October 4, 2019, Advisor Class shares of First Investors Select Growth Fund were reorganized into Institutional Class shares of Delaware Growth Equity Fund. See Notes to financial statements. The Institutional Class shares' financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Advisor Class shares.
[2]	Calculated using average shares outstanding.
B-2

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Delaware Growth Equity Fund

	Year ended
Class R6 shares	9/30/21	9/30/20[1]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$14.13	$12.46	$13.97	$12.29	$11.42
Income (loss) from investment operations:
Net investment income[2]	0.01	0.02	0.07	0.05	0.05
Net realized and unrealized gain (loss)	5.57	3.02	(0.95)	2.72	2.41
Total from investment operations	5.58	3.04	(0.88)	2.77	2.46
Less dividends and distributions from:
Net investment income	—	(0.07)	(0.01)	(0.02)	(0.04)
Net realized gain	(1.37)	(1.30)	(0.62)	(1.07)	(1.55)
Total dividends and distributions	(1.37)	(1.37)	(0.63)	(1.09)	(1.59)
Net asset value, end of period	$18.34	$14.13	$12.46	$13.97	$12.29
Total return[3]	42.12%	25.97% [4]	(5.66%) [4]	23.81%	24.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,818	$3,561	$4,044	$7,836	$4,950
Ratio of expenses to average net assets[5]	0.76%	0.79%	0.79%	0.80%	0.82%
Ratio of expenses to average net assets prior to fees waived[5]	0.76%	0.83%	0.80%	0.80%	0.82%
Ratio of net investment income to average net assets	0.08%	0.12%	0.57%	0.35%	0.43%
Ratio of net investment income to average net assets prior to fees waived	0.08%	0.08%	0.56%	0.35%	0.43%
Portfolio turnover	31%	37%	51%	37%	58%

[1]		On October 4, 2019, Institutional Class shares of First Investors Select Growth Fund were reorganized into Class R6 shares of Delaware Growth Equity Fund. See Notes to financial statements. The Class R6 shares' financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Institutional Class shares.
[2]		Calculated using average shares outstanding.
[3]		Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]		Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]		Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

B-3

PO Box 211230, Eagan, MN 55121-9984

VOTE BY MAIL
1.	Read the proxy statement.
2.	Check the appropriate box(es) on the reverse side of the proxy card.
3.	Sign, date and return the proxy card in the envelope provided.

VOTE ONLINE
1.	Read the proxy statement and have the proxy card at hand.
2.	Go to www.proxyvotenow.com/dgef
3.	Follow the simple instructions.

VOTE BY PHONE
1.	Read the proxy statement and have the proxy card at hand.
2.	Call toll-free 877-718-7240
3.	Follow the simple instructions.

Please detach at perforation before mailing.

DELAWARE GROUP® EQUITY FUNDS IV
Delaware Growth Equity Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 22, 2022
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF DELAWARE GROUP EQUITY FUNDS IV

The undersigned, having received Notice of the July 22, 2022 Special Meeting of Shareholders (“Meeting”) of Delaware Growth Equity Fund (“Existing Fund”), a series of Delaware Group® Equity Funds IV (“DGEF”), and the related combined Proxy Statement/Prospectus, hereby appoints Emilia P. Wang, Kathryn R. Williams, and Michael E. Dresnin as proxies, each with full power of substitution and revocation, to represent the undersigned and to vote all shares of the Fund that the undersigned is entitled to vote at the Meeting to be held via audio teleconference on July 22, 2022 at 1pm, Eastern time, and any adjournments or postponements thereof. The undersigned hereby revokes any and all proxies with respect to such shares previously given. This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Trust or by voting via audio teleconference at the Meeting.

CONTROL NUMBER

AUTHORIZED SIGNATURE(S)
This section must be completed for your vote to be counted.

Signature(s) and Title(s), if applicable	Sign in the box above

Date

Note: Please sign exactly as your name(s) appear(s) on this proxy card. If signing for estates, trusts, or other fiduciaries, your title or capacity should be stated and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to be held on July 22, 2022

The Proxy Statement for this Meeting is available at www.delawarefunds.com/growthequity-proxy

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR VOTE TODAY!

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

IF YOU ARE NOT VOTING BY PHONE OR INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD ON THE REVERSE SIDE AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

This proxy is solicited on behalf of the Board of Trustees of Delaware Group® Equity Funds IV (“DGEF”). It will be

Please detach at perforation before mailing.
voted as specified.
If no specification is made, this proxy shall be voted FOR the proposal. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

THE BOARD OF TRUSTEES RECOMMENDS A

VOTE FOR THE PROPOSAL. TO VOTE, MARK

BOX(ES) BELOW IN BLUE OR BLACK INK AS

FOLLOWS: ☒

		FOR	AGAINST	ABSTAIN

1.	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between DGEF, on behalf of Delaware Growth Equity Fund (“Existing Fund”) and Cantor Select Portfolios Trust (“New Trust”), on behalf of the Cantor Growth Equity Fund (“New Fund”) providing for: (i) the acquisition of all the assets and liabilities of the Existing Fund by the New Fund in exchange for corresponding classes of shares of the New Fund; (ii) the distribution of such classes of shares of the New Fund to shareholders of the corresponding classes of the Existing Fund; and (iii) the liquidation and termination of the Existing Fund.	☐	☐	☐

To transact such other business as may properly come before the Meeting and any adjournments thereof.

STATEMENT OF ADDITIONAL INFORMATION

June 10, 2022

FOR THE REORGANIZATION OF

Delaware Growth Equity Fund
A series of Delaware Group Equity Funds IV

Class A FICGX
Institutional Class FICHX

Class R6 FICIX
___________________

IN EXCHANGE FOR SHARES OF

Cantor Growth Equity Fund
A series of Cantor Select Portfolios Trust

Class A FICGX
Institutional Class FICHX

Class R6 FICIX

100 Independence

610 Market Street

Philadelphia, PA 19106

800 523-1918

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated, June 10, 2022, for the Delaware Growth Equity Fund (the “Existing Fund”), a series of Delaware Group Equity Funds IV (“DGEF”), and the Cantor Growth Equity Fund (the “New Fund”), a series of Cantor Select Portfolios Trust (the “New Trust”) with respect to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and between DGEF, on behalf of the Existing Fund, and the New Trust, on behalf of the New Fund. Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 800 523-1918. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

The proposed transaction will result in: (i) the transfer of all of the assets and liabilities of the Existing Fund’s Class A, Institutional Class, and Class R6 shares in exchange for shares of the New Fund; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund (the “Reorganization”).

Under the Reorganization, the Existing Fund is proposed to be reorganized into the New Fund. Pro forma financial information has not been prepared for the Reorganization because the Existing Fund will be reorganized into a corresponding newly- organized New Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Existing Fund.

Further information about the Existing Fund is contained in and incorporated by reference to the Statement of Additional Information for the Existing Fund dated January 28, 2022 (File No. 033-00442). The audited financial statements and related independent registered public accountants’ report for the Existing Fund contained in the Annual Report to Shareholders for the fiscal year ending September 30, 2021 (033-00442) are incorporated herein by reference. Copies are available upon request and without charge by calling 800 523-1918 or visiting the Existing Fund’s website www.delawarefunds.com/products/fund-literature. Further information about the New Fund is contained in and incorporated by reference to the Statement of Additional Information7 for the New Fund dated April 26, 2022 (File No. 333-262101). Copies are available upon request and without charge by calling 800 523-1918 or at www.sec.gov.. The New Fund has not yet commenced operations, so it has not yet produced shareholder reports.

PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Article VII, Section 3 of the Agreement and Declaration of Trust incorporated herein by reference to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on January 11, 2022.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

(1)	Amended and Restated Declaration of Trust (“Trust Instrument”), is incorporated herein by reference to the Registration Statement filed on January 11, 2022.
(2)	By-Laws are incorporated herein by reference to the Registration Statement filed on January 11, 2022.
(3)	Voting Trust Agreements. None.
(4)	Form of Agreement and Plan of Reorganization of Registrant (incorporated herein as Exhibit A).
(5)	Articles III, V, and VI of the Trust Instrument define the rights of holders of the securities being registered and are incorporated herein by reference to the Registration Statement filed on January 11, 2022.
(6)

(a)       Investment Advisory Agreement between Registrant and Cantor Fitzgerald Investment Advisors, L.P. with respect to Cantor Growth Equity Fund is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.

(b)       Sub-Advisory Agreement between Cantor Fitzgerald Investment Advisors, L.P. and Smith Group Asset Management, LLC with respect to Cantor Growth Equity is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.

(7)	Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.
(8)	Bonus or Profit Sharing Contracts. None.
(9)	Custody Agreement is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.
(10)

(a) 12b-1 Plan of the Registrant with respect to Class A shares is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.

(b) 18f-3 Plan of the Registrant is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.

(11)	Opinion and Consent of Counsel filed herewith.

(12)	Opinion and Consent of Counsel regarding tax matters. Form of Opinion and Consent of Counsel as to tax matters and consequences to shareholders filed herewith.
(13)

(a)       Master Services Agreement is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.

(b) Expense Limitation Agreement between the Registrant, with Respect to Cantor Growth Equity Fund is incorporated herein by reference to Pre-Effective Amendment 2 to the Registration Statement filed on April 22, 2022.

(14)	Consent of Independent Registered Public Accounting Firm filed herewith.
(15)	Omitted Financial Statements. None.
(16)	Powers of Attorney filed herewith.
(17)

(a)       Prospectus and Statement of Additional Information for the Existing Fund, dated January 28, 2022 are incorporated by reference.

(b)       Prospectus and Statement of Additional Information for the New Fund, dated April 26, 2022 are incorporated by reference.

(c)       Annual Report to Shareholders for the fiscal year ended September 30, 2021, for the Existing Fund is incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(iii)	The undersigned Registrant agrees to file a final version of Exhibit (12) – Opinion and Consent of Counsel as to tax matters and consequences to shareholders will be filed in a POSX within a reasonable period of time following the closing date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Cantor Select Portfolios Trust, and has duly caused this Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in Dallas, Texas, on June 3, 2022.

Cantor Select Portfolios Trust

By:	/s/ Tanya L. Boyle
Name: Tanya L. Boyle
Title: Attorney-in-Fact
* Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates.

Name	Title	Date
William Ferri *	Trustee, Chairman, President, & Principal Executive Officer	June 3, 2022
Douglas Barnard *	Trustee	June 3, 2022
Ramona Heine *	Trustee	June 3, 2022
Louis Zurita *	Trustee	June 3, 2022
Zachary Richmond *	Treasurer, Principal Financial Officer, and Principal Accounting Officer	June 3, 2022

*	Affixed by Tanya L. Boyle

Attorney-in-Fact - Pursuant to Powers of Attorney filed herewith.